Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Summary of Depreciation Calculated on Straight-Line Basis Over Estimated Useful Lives of Assets
Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Useful lives of various property, plant and equipment are as follows:

•	Leasehold improvements	shorter of lease term or ten years

•	Office equipment	five years

•	IT equipment	three years

Summary of Estimated Useful lives of Right of Use Assets
Right-of-use
assets are depreciated over the shorter period of lease term and useful life of the underlying asset:

•	Right-of-use asset (building)	six to nine years

•	Right-of-use asset (equipment)	one to two years